Note 11 - Commitments and Contingencies (Tables)	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2022	2021	2021

Loan commitments	$312,125	$296,248	$258,846
Letters of credit	54,655	46,462	50,917

	$366,780	$342,710	$309,763